Commitments, contingencies and guarantees - Guarantees Narrative (Details)	Sep. 30, 2019 CAD ($)
Disclosure of contingent liabilities [line items]
Letters of credit in addition to the letters of credit covered by the unsecured committed revolving credit facility	$ 70,720,000
Costs and losses incurred as the result of breaches in contractual obligations, representations and warranties, intellectual property right infringement and litigation against counterparties, among others | Guarantees
Disclosure of contingent liabilities [line items]
Maximum potential exposure if specified in agreement	8,871,000
Liability for refusal or failure to perform under bid and performance bonds | Guarantees
Disclosure of contingent liabilities [line items]
Maximum potential exposure if specified in agreement	$ 33,658,000